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================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22151

                        Oppenheimer Transition 2040 Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: February 28

                      Date of reporting period: 05/31/2011

================================================================================

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ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Transition 2040 Fund
STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                  Shares                     Value
--------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES-99.8%(1)
--------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS-7.1%
Oppenheimer Champion Income Fund, Cl. Y                          172,155             $     344,311
--------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                                334,804                 2,209,706
------------------------------------------------------------- ------------------------------------
Oppenheimer International Bond Fund, Cl. Y                       215,275                 1,446,646
--------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                  158,051                 1,487,256
                                                                                     -------------
                                                                                         5,487,919
--------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS-41.2%
Oppenheimer Developing Markets Fund, Cl. Y                       131,555                 4,745,188
--------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                     571,404                17,387,824
--------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y               69,297                 1,648,587
--------------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Cl. Y                457,443                 7,950,354
                                                                                     -------------
                                                                                        31,731,953
--------------------------------------------------------------------------------------------------
MONEY MARKET FUND-0.5%
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.16%(2)                                                  377,935                   377,935
--------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS-51.0%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)                  287,077                13,931,834
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y             237,157                 5,558,959
--------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                    813,992                19,747,440
                                                                                     -------------
                                                                                        39,238,233
--------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $62,531,992)                      99.8%               76,836,040
--------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                      0.2                   138,304
                                                                 ---------------------------------

Net Assets                                                         100.0%            $  76,974,344
                                                                 =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

                      1 | OPPENHEIMER TRANSITION 2040 FUND

Oppenheimer Transition 2040 Fund
STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

----------
1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                       SHARES      GROSS       GROSS         SHARES
                                                            FEBRUARY 28, 2011  ADDITIONS  REDUCTIONS   MAY 31, 2011
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                          261,145     30,318       4,386        287,077
Oppenheimer Champion Income Fund, Cl. Y                               152,670     22,199       2,714        172,155
Oppenheimer Core Bond Fund, Cl. Y                                     294,630     45,352       5,178        334,804
Oppenheimer Developing Markets Fund, Cl. Y                            119,788     13,760       1,993        131,555
Oppenheimer Institutional Money Market Fund, Cl. E                    428,463     37,878      88,406        377,935
Oppenheimer International Bond Fund, Cl. Y                            192,835     25,855       3,415        215,275
Oppenheimer International Growth Fund, Cl. Y                          519,986     60,228       8,810        571,404
Oppenheimer International Small Company Fund, Cl. Y                    63,269      7,055       1,027         69,297
Oppenheimer Limited-Term Government Fund, Cl. Y                       136,811     23,686       2,446        158,051
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y                  216,219     24,482       3,544        237,157
Oppenheimer Quest International Value Fund, Cl. Y                     415,197     49,457       7,211        457,443
Oppenheimer Value Fund, Cl. Y                                         742,092     84,113      12,213        813,992

                                                                                                                   REALIZED
                                                                                            VALUE      INCOME   GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                        $  13,931,834    $   -      $   (3,122)
Oppenheimer Champion Income Fund, Cl. Y                                                   344,311       6,544          (36)
Oppenheimer Core Bond Fund, Cl. Y                                                       2,209,706      26,361         (264)
Oppenheimer Developing Markets Fund, Cl. Y                                              4,745,188           -       (1,784)
Oppenheimer Institutional Money Market Fund, Cl. E                                        377,935         179            -
Oppenheimer International Bond Fund, Cl. Y                                              1,446,646      13,609         (837)
Oppenheimer International Growth Fund, Cl. Y                                           17,387,824           -       (5,060)
Oppenheimer International Small Company Fund, Cl. Y                                     1,648,587           -       (2,504)
Oppenheimer Limited-Term Government Fund, Cl. Y                                         1,487,256      11,436         (124)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y                                    5,558,959           -        1,134
Oppenheimer Quest International Value Fund, Cl. Y                                       7,950,354           -       (3,939)
Oppenheimer Value Fund, Cl. Y                                                          19,747,440           -       (1,468)
                                                                                     --------------------------------------
                                                                                     $ 76,836,040     $ 58,129  $  (18,004)
                                                                                     ======================================

2. Rate shown is the 7-day yield as of May 31, 2011.

3. Non-income producing security.

                      2 | OPPENHEIMER TRANSITION 2040 FUND

Oppenheimer Transition 2040 Fund
STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of May 31, 2011 based on valuation input level:

                                                                       LEVEL 3-
                                LEVEL 1-              LEVEL 2-      SIGNIFICANT
                              UNADJUSTED     OTHER SIGNIFICANT     UNOBSERVABLE
                           QUOTED PRICES     OBSERVABLE INPUTS           INPUTS           VALUE
-----------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies    $     76,836,040     $               -     $          -    $ 76,836,040
                        -----------------------------------------------------------------------
Total Assets            $     76,836,040     $               -     $          -    $ 76,836,040
                        -----------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs. In the absence of a current market quotation, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as

                      3 | OPPENHEIMER TRANSITION 2040 FUND

Oppenheimer Transition 2040 Fund
STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $    63,620,770
                                  ===============

Gross unrealized appreciation     $    13,215,270
Gross unrealized depreciation                   -
                                  ===============
Net unrealized appreciation       $    13,215,270
                                  ===============

                      4 | OPPENHEIMER TRANSITION 2040 FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2040 Fund

By: /s/ William F. Glavin, Jr.
    -----------------------------
    William F. Glavin, Jr
    Principal Executive Officer

Date: 07/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    -----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/12/2011

By: /s/ Brian W. Wixted
    -----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date:  07/12/2011